Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2021
Discontinued operations
Summary of results from discontinued operations

	2019	2020	2021
	RMB	RMB	RMB

Revenue	490,542	489,699	618,653
Cost of revenue	(437,393)	(445,286)	(582,755)

Gross profit	53,149	44,413	35,898
Other income, net	4,650	6,571	6,096
Selling expenses	(13,990)	(14,107)	(14,509)
Administrative expenses	(28,900)	(20,424)	(23,907)
Impairment loss on property and equipment	—	—	(174,026)
Impairment loss on intangible assets and goodwill	—	—	(78,233)

Operating profit	14,909	16,453	(248,681)
Finance income	8,357	9,122	7,391
Finance costs	(208)	(1,370)	(433)

Net finance income	8,149	7,752	6,958

Profit/(loss) before tax	23,058	24,205	(241,723)
Income tax expenses	—	—	(1,614)
Profit/(loss) from the discontinued operations, net of tax	23,058	24,205	(243,337)

The condensed cash flows of these affiliated entities were as follows:

	2019	2020	2021
	RMB	RMB	RMB

Net cash generated from operating activities	324,206	190,049	118,311
Net cash used in investing activities	(229,228)	(389,915)	(48,770)
Net cash generated from / (used in) financing activities	6,000	12,421	(74,258)